STOCKHOLDERS' DEFICIT	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Notes to Financial Statements
NOTE 8 - STOCKHOLDERS' DEFICIT

Preferred stock

In July 2017, the Board of Directors of the Company designated 51 shares of its Series A Preferred Stock (“Series A Preferred Stock”). The Series A Preferred Stock has no rights to receive dividends. Each one (1) share of the Series A Preferred Stock shall have voting rights equal to (x) 0.019607 multiplied by the total issued and outstanding Common Stock eligible to vote at the time of the respective vote (“Numerator”) divided by (y) 0.49 minus (z) the Numerator. The Series A Preferred Stock does not convert into equity of the Company. The Series A Preferred Stock does not contain any redemption provision and shall have no liquidation preference.

Common stock

Between October 2017 and March 2018, the Company issued an aggregate of 36,000 shares of the Company’s common stock to the three directors of the Company as payment for services rendered pursuant to corporate director agreements (see Note 9). The Company valued these common shares at the fair value ranging from $0.05 to $0.09 per common share or $1,518 based on the quoted trading price on the dates of grants. The Company recorded stock based compensation of $2,724 during the six months ended March 31, 2018.

Between October 2017 and March 2018, the Company issued 120,000 shares and 2,000,000 shares of the Company’s common stock to the CEO and COO of the Company, respectively, as payment for services rendered pursuant to Employment agreements (see Note 8). The Company valued these common shares at the fair value ranging from $0.05 to $0.09 per common share or $116,120 based on the quoted trading price on the dates of grants. The Company recorded stock based compensation of $121,180 during the six months ended March 31, 2018.

In October 2017, the Company entered into a consulting agreement for investor relations services. The initial term of the consulting agreement is for 15 days and shall be automatically extended for an additional 75 days. The consultant received compensation for the initial term equivalent to 400,000 shares of the Company’s common stock. The Company valued these common shares at the fair value of $0.065 per common share or $26,000 based on the quoted trading price on the dates of grants. The Company recorded stock based compensation of $26,000 during the six months ended March 31, 2018.

In November 2017, the Company issued 846,667 common stock to the note holder upon the conversion of $17,690 of principal amount, $3,300 accrued interest and $600 in fees pursuant to the conversion terms of the convertible notes (see Note 5).

In February 2018, the Company entered into a 24 month consulting agreement for investor relations services. The consultant shall receive compensation of 25,000 shares of the Company’s common stock per month. The Company issued an aggregate of 50,000 shares of the Company’s common stock valued at the fair value ranging from $0.05 to $0.06 per common share or $2,803 based on the quoted trading price on the dates of grants. The Company recorded stock based compensation of $2,803 during the six months ended March 31, 2018.

Between January 2018 and March 2018, the Company issued an aggregate of 6,754,731 common stock to various note holders upon the conversion of $130,003 of principal amount, $13,359 accrued interest and $1,600 in fees pursuant to the conversion terms of the convertible notes (see Note 5).

2017 Stock Incentive Plan

In February 2017, the Company’s Board of Directors authorized the 2017 Incentive Stock Plan covering 1,000,000 shares of common stock. The purpose of the plan is designed to retain directors, executives and selected employees and consultants and reward them for making major contributions to the success of the Company. These objectives are accomplished by making long-term incentive awards under the Plan thereby providing Participants with a proprietary interest in the growth and performance of the Company.

In March 2017, the Board of Directors of the Company approved to increase the authorized shares of the Company to 205,000,000 shares of authorized capital stock. In July 2017, the Board of Directors of the Company approved and further increase the authorized shares to 705,000,000 shares of authorized capital stock. Consequently, the authorized capital stock consists of 700,000,000 shares of common stock and 5,000,000 shares of preferred stock.

Common stock

On October 26, 2015, the Company entered into the Asset Exchange with CFTB and certain members owning membership interest in CFTB whereby the Company acquired certain assets from CFTB in exchange for 5,201,500 shares of the Company’s common stock (see Note 1). The assets that were acquired included a movie screenplay, master recordings, trademarks, and web domain names. Consequently, the issuance of 5,201,500 shares of the Company’s common stock to CFTB accounted for approximately 66% of the total issued and outstanding stock of the Company as of October 26, 2015 and the Company became a majority owned subsidiary of CFTB. Upon the closing of the Asset Exchange, the Company’s directors resigned and a new board of directors and new officers were appointed which consists of Brian Lukow, Brian Gold and Aimee O’Brien. Following the closing, Mr. Lukow was also appointed as Chief Executive Officer and President of the Company. Mr. Lukow and Mr. Gold own approximately 17% and 20% membership interest in CFTB, respectively.

The Company accounted for the acquisition of the CFTB Assets pursuant to the Asset Exchange under Accounting Standards Codification (“ASC”) 805-50 whereby measurement shall be based on either the cost which shall be measured based on the fair value of the consideration given or the fair value of the assets acquired, whichever is more clearly evident and, thus, more reliably measurable. The Company recorded the acquired CFTB assets at their fair value which amounted to $0. Consequently, the Company valued the issuance of 5,201,500 shares of common stock in connection with the Asset Exchange at $0. Additionally, the Company evaluated this acquisition transaction in accordance with ASC 805 and determined that the CFTB Assets do not constitute a business. The assets acquired have no processes and no outputs but rather comprised of certain assets consisting of a movie screenplay, master recordings, trademarks, and web domain names.

In October 2015, the Company sold an aggregate of 440,000 shares of the Company’s common stock for cash and received net proceeds of $104,075. The Company paid $5,000 legal fees and $925 escrow fees in connection with the sale. The Company used these proceeds to pay certain debts, convertible notes and accrued interest owed by the Company.

In October 2015, the Company sold an aggregate 1,248,500 shares of the Company’s common stock to three unrelated parties with purchase prices ranging from $0.001 to $0.08 per common share for $50,124. The Company recorded stock based compensation of $262,001 which is equal to the fair value of shares issued in excess of the purchase price of $50,124. The Company has determined that the fair value of the common stock is $0.25 per share which is based on the sale of common stock in the recent private placement.

In December 2015, the Company sold an aggregate of 140,000 shares of the Company’s common stock for gross proceeds of $30,000 and subscription receivable of $5,000. The Company collected the subscription receivable of $5,000 in January 2016. The Company used these proceeds for working capital purposes.

Between October 2015 and January 2016, the Company issued 65,806 shares of the Company’s common stock to the CEO of the Company as payment for services rendered pursuant to the Employment agreement (see Note 9). The Company valued these common shares at the fair value of $16,452 or $0.25 per common share based on the sale of common stock in a private placement at $0.25 per common share and was recorded as stock based compensation.

Between October 2015 and January 2016, the Company issued 65,806 shares of the Company’s common stock to a consultant as payment for services rendered. The Company valued these common shares at the fair value of $16,452 or $0.25 per common share based on the sale of common stock in a private placement at $0.25 per common share and was recorded as stock based compensation.

Between October 2015 and January 2016, the Company issued an aggregate of 19,740 shares of the Company’s common stock to the three directors of the Company as payment for services rendered pursuant to corporate director agreements (see Note 9). The Company valued these common shares at the fair value of $4,935 or $0.25 per common share based on the sale of common stock in a private placement at $0.25 per common share and was recorded as stock based compensation.

In February 2016, the Company issued 20,000 shares of the Company’s common stock to the CEO of the Company as payment for services rendered pursuant to the Employment agreement (see Note 8). The Company valued these common shares at the fair value of $5,000 or $0.25 per common share based on the sale of common stock in a private placement at $0.25 per common share and was recorded as stock based compensation.

In February 2016, the Company issued 20,000 shares of the Company’s common stock to a consultant as payment for services rendered. The Company valued these common shares at the fair value of $5,000 or $0.25 per common share based on the sale of common stock in a private placement at $0.25 per common share and was recorded as stock based compensation.

In February 2016, the Company issued an aggregate of 6,000 shares of the Company’s common stock to the three directors of the Company as payment for services rendered pursuant to corporate director agreements (see Note 8). The Company valued these common shares at the fair value of $1,500 or $0.25 per common share based on the sale of common stock in a private placement at $0.25 per common share and was recorded as stock based compensation.

Between March 2016 and May 2016, the Company issued 60,000 shares of the Company’s common stock to the CEO of the Company as payment for services rendered pursuant to the Employment agreement (see Note 9). The Company valued these common shares at the fair value ranging from $0.17 to $0.37 per common share or $14,800 based on the quoted trading price on the date of grants and was recorded as stock based compensation.

Between March 2016 and May 2016, the Company issued an aggregate of 18,000 shares of the Company’s common stock to the three directors of the Company as payment for services rendered pursuant to corporate director agreements (see Note 9). The Company valued these common shares at the fair value ranging from $0.17 to $0.37 per common share based on the quoted trading price on the date of grants and was recorded as stock based compensation.

In April 2016, the Company issued 50,000 shares of the Company’s common stock to a consultant as payment for financial advisory services rendered. These shares vested immediately on the date of issuance. The Company valued these common shares at the fair value of $18,500 or $0.37 per common share based on the quoted trading price on the date of grant and was recorded as stock based compensation.

In April 2016, the Company sold 40,000 shares of the Company’s common stock to a director of the Company for gross proceeds of $4,000. The Company recorded stock based compensation of $10,800 which is equal to the fair value of shares issued in excess of the purchase price of $4,000. The Company has determined that the fair value of the common stock is $0.37 per share which is based on the quoted trading price on the date of grant and was recorded as stock based compensation.

In June 2016, the Company sold an aggregate of 4,000,000 shares of its common stock at $0.0025 per common share for proceeds of $10,000 which was paid by 2 directors of the Company. Additionally, in June 2016, the Company sold an aggregate of 3,000,000 shares of its common stock at $0.0025 per common share for a settlement of accrued salaries to the CEO of the Company for $7,500. The Company recorded stock based compensation of $1,382,500 which is equal to the fair value of shares issued in excess of the total purchase price of $17,500. ASC 718 establishes that share-based payment transactions with employees shall be measured at the fair value of the equity instruments issued. The Company has determined that the fair value of the common stock is $0.20 per share which is based on the quoted trading price on the date of grant.

In June 2016, the Company sold 1,000,000 shares of the Company’s common stock to a consultant at $0.0025 per common share or $2,500. The Company recorded stock based compensation of $197,500 which is equal to the fair value of shares issued in excess of the purchase price of $2,500. The Company has determined that the fair value of the common stock is $0.20 per share which is based on the quoted trading price on the date of grant. The Company received proceeds of $2,500 as of September 30, 2016. The consultant is one of the members of CFTB.

In June 2016, the Company issued 20,000 shares of the Company’s common stock to the CEO of the Company as payment for services rendered pursuant to the Employment agreement (see Note 9). The Company valued these common shares at the fair value of $5,000 or $0.25 per common share based on the quoted trading price on the date of grant and was recorded as stock based compensation.

In June 2016, the Company issued an aggregate of 6,000 shares of the Company’s common stock to the three directors of the Company as payment for services rendered and to be rendered for future services pursuant to corporate director agreements (see Note 9). The Company valued these common shares at the fair value of $1,500 or $0.25 per common share based on the quoted trading price on the date of grant and was recorded as stock based compensation.

In July 2016, the Company issued 20,000 shares of the Company’s common stock to the CEO of the Company as payment for services rendered pursuant to the Employment agreement (see Note 9). The Company valued these common shares at the fair value of $3,938 or $0.20 per common share based on the quoted trading price on the date of grant and was recorded as stock based compensation.

In July 2016, the Company issued an aggregate of 30,000 shares of the Company’s common stock to the three directors of the Company as payment for services rendered and to be rendered for future services pursuant to corporate director agreements (see Note 9). The Company valued these common shares at the fair value ranging from $0.20 to $0.54 per common share or $11,430 based on the quoted trading price on the dates of grants and was recorded as stock based compensation. During the year ended September 30, 2016, the Company recorded stock based compensation of $7,050 and prepaid expense of $4,380 to be amortized over the term of the service period. During the year ended September 30, 2017, the Company amortized the $4,380 as stock based compensation.

In August 2016, the Company issued 20,000 shares of the Company’s common stock to the CEO of the Company as payment for services rendered pursuant to the Employment agreement (see Note 9). The Company valued these common shares at the fair value of $10,700 or $0.54 per common share based on the quoted trading price on the date of grant.

In September 2016, the Company issued 20,000 shares of the Company’s common stock to the CEO of the Company as payment for services rendered pursuant to the Employment agreement (see Note 9). The Company valued these common shares at the fair value of $8,860 or $0.44 per common share based on the quoted trading price on the date of grant.

Between October 2016 and December 2016, the Company issued an aggregate of 60,000 shares of the Company’s common stock to the CEO of the Company as payment for services rendered pursuant to the Employment agreement (see Note 9). The Company valued these common shares at the fair value ranging from $0.15 to $0.38 per common share or $17,520 based on the quoted trading price on the dates of grants. The Company recorded stock based compensation of $17,520 during the year ended September 30, 2017.

In December 2016, the Company issued an aggregate of 6,000 shares of the Company’s common stock to the three directors of the Company as payment for services rendered pursuant to corporate director agreements (see Note 9). The Company valued these common shares at the fair value of $900 or $0.15 per common share based on the quoted trading price on the date of grant and was recorded as stock based compensation.

Between January 2017 and March 2017, the Company issued 60,000 shares of the Company’s common stock to the CEO of the Company as payment for services rendered pursuant to the Employment agreement (see Note 9). The Company valued these common shares at the fair value ranging from $0.08 to $0.16 per common share or $7,000 based on the quoted trading price on the dates of grants. The Company recorded stock based compensation of $7,000 during the year ended September 30, 2017.

Between January 2017 and March 2017, the Company issued an aggregate of 18,000 shares of the Company’s common stock to the three directors of the Company as payment for services rendered pursuant to corporate director agreements (see Note 9). The Company valued these common shares at the fair value ranging from $0.08 to $0.16 per common share or $2,100 based on the quoted trading price on the dates of grants. The Company recorded stock based compensation of $2,100 during the year ended September 30, 2017.

On February 2, 2017, the Company issued 250,000 shares of common stock to its legal counsel as payment for legal services previously rendered to the Company during January 2017. The Company valued these common shares at the fair value of $30,000 or $0.12 per common share based on the quoted trading price on the date of grant and was recorded as stock based compensation.

In February 2017, the Company issued 681,818 shares of common stock to the note holder upon the conversion of $30,000 principal amount of note pursuant to the conversion terms of the convertible notes (see Note 5).

On March 29, 2016, the Company entered into a nine-month consulting agreement with a consultant who agreed to provide strategic planning and business development consulting services to the Company. The term of the agreement commenced on June 1, 2016. In August 2016, the Company entered into an amendment agreement with such consultant to amend the compensation terms whereby both parties agree that the consultant, in exchange for his services will be issued 1,000,000 shares of the Company’s common stock upon effectiveness of the Company’s registration statement and another 1,000,000 shares to be issued upon the effectiveness of another registration statement as defined in the consulting agreement. An additional 2,000,000 share of the Company’s common stock will be issued if the Company renews and extends the term of this agreement. In no event shall the consultant receive at one time an amount of shares that would result in beneficial ownership of more than 4.99% of the outstanding shares of common stock of the Company. The consultant shall not be entitled to receive additional shares due under this agreement until such time as the Company has more issued and outstanding shares. On February 14, 2017, the 1,000,000 shares were earned under this agreement and the Company valued the 1,000,000 common shares at the fair value of $120,000 or $0.12 per common share based on the quoted trading price on the date of grant and was recorded as stock based compensation.

Between April 2017 and June 2017, the Company issued an aggregate of 18,000 shares of the Company’s common stock to the three directors of the Company as payment for services rendered pursuant to corporate director agreements (see Note 9). The Company valued these common shares at the fair value ranging from $0.04 to $0.08 per common share or $909 based on the quoted trading price on the dates of grants. The Company recorded stock based compensation of $909 during the year ended September 30, 2017.

Between April 2017 and June 2017, the Company issued 60,000 shares of the Company’s common stock to the CEO of the Company as payment for services rendered pursuant to the Employment agreement (see Note 9). The Company valued these common shares at the fair value ranging from $0.04 to $0.08 per common share or $3,032 based on the quoted trading price on the dates of grants. The Company recorded stock based compensation of $3,032 during the year ended September 30, 2017.

In April 2017, the Company issued 778,702 shares of common stock to the note holder upon the conversion of $23,400 principal amount of note pursuant to the conversion terms of the convertible notes (see Note 5).

In April 2017, the Company issued 888,889 shares of common stock to the note holder upon the conversion of $24,000 principal amount and $2,000 of interest pursuant to the conversion terms of the convertible notes (see Note 5).

In May 2017, the Company issued 247,681shares of common stock to the note holder upon the conversion of $2,600 principal amount and $3,716 of interest pursuant to the conversion terms of the convertible notes (see Note 5).

In May 2017, the Company issued 493,023 shares of common stock to the note holder upon the conversion of $5,000 principal amount, $5,000 in interest and $600 in fees pursuant to the conversion terms of the convertible notes (see Note 5). In July 2017, the Company issued an additional 516,501 shares of common stock to the note holder pursuant to the reset conversion terms of the convertible notes.

In May 2017, the Company issued 414,634 shares of common stock to the note holder upon the conversion of $6,407 principal amount and $600 in fees pursuant to the conversion terms of the convertible notes (see Note 5).

Between July 2017 and September 2017, the Company issued 60,000 shares of the Company’s common stock to the CEO of the Company as payment for services rendered pursuant to the Employment agreement (see Note 9). The Company valued these common shares at the fair value ranging from $0.02 to $0.04 per common share or $1,908 based on the quoted trading price on the dates of grants. The Company recorded stock based compensation of $1,908 during the year ended September 30, 2017.

Between July 2017 and September 2017, the Company issued an aggregate of 18,000 shares of the Company’s common stock to the three directors of the Company as payment for services rendered pursuant to corporate director agreements (see Note 9). The Company valued these common shares at the fair value ranging from $0.02 to $0.04 per common share or $573 based on the quoted trading price on the dates of grants. The Company recorded stock based compensation of $573 during the year ended September 30, 2017.

In July 2017, the Company issued 1,000,000 shares of common stock to a consultant under a Registration Statement on Form S-8 pursuant to a six-month consulting agreement dated on March 29, 2016. Subsequent to September 30, 2017, the 1,000,000 shares were earned under this agreement. The Company valued these common shares at the fair value at $0.04 per common share or $44,000 based on the quoted trading price on the dates of grants. The Company recorded stock based compensation of $44,000 during the year ended September 30, 2017.

In September 2017, the Company issued 1,261,539 shares of common stock to the note holder upon the conversion of $7,600 of principal amount and $600 in fees pursuant to the conversion terms of the convertible notes (see Note 5).

In September 2017, the Company issued 892,722 shares of common stock to the note holder upon the conversion of $5,203 of principal amount and $600 in fees pursuant to the conversion terms of the convertible notes (see Note 5).

During the year ended September 30, 2017, the Company reclassified $386,515 to paid-in capital due to the conversion of convertible note into common stock discussed above.

During the year ended September 30, 2017, the Company sold 8 Class A units of membership interest in CFTB Movie for $800,000 in cash and assigned 1 Class B unit in CFTB Movie pursuant to a guarantee agreement deemed as other expense of $100,000 (see Note 6) which resulted to approximately 27% non-controlling interest. One class of Membership Interests in CFTB Movie were offered for sale through a Private Placement Memorandum with a Minimum offering of $400,000 of LLC Class A Units and Maximum Offering of $2.5 Million of LLC Class A Units at $100,000 per unit. A Maximum of Twenty-Five (25) Class A Units were offered for sale. These Class A Units have a price of $100,000 per Unit. The units were sold at minimum of ½ for $50,000 for each ½ Class A unit (see Note 2).

Included in the $800,000 sale of Class A units of membership discussed above was a sale to an affiliated company for $150,000. The affiliated company is owned by a director of the Company (see Note 7).

Preferred stock

In July 2017, the Board of Directors of the Company designated 51 shares of its Series A Preferred Stock (“Series A Preferred Stock”). The Series A Preferred Stock has no rights to receive dividends. Each one (1) share of the Series A Preferred Stock shall have voting rights equal to (x) 0.019607 multiplied by the total issued and outstanding Common Stock eligible to vote at the time of the respective vote (“Numerator”) divided by (y) 0.49 minus (z) the Numerator. The Series A Preferred Stock does not convert into equity of the Company. The Series A Preferred Stock does not contain any redemption provision and shall have no liquidation preference.

In July 2017, the Company issued 51 shares of the Company’s Series A Preferred Stock to the CEO of the Company for services provided. The CEO had 15.57% of total voting rights prior to the issuance of these Series A Preferred Stock. Consequently, after such issuance, the CEO’s percentage voting rights increased to 58.63% of total voting rights.

The Company valued the Series Preferred Stock at par value. In connection with the issuance of super voting control preferred stock in July 2017 (herein referred to as the “Valuation Date”), the Company assessed the fair value of the issued preferred stock issued to the CEO of the Company for purposes of determining the valuation as set forth in ASC 820–10–35–37 Fair Value in Financial Instruments. Based on an independent appraisal report which utilized the market approach to estimate fair values on the Valuation Date, and for the year ended September 30, 2017, the Company recorded stock-based compensation of $84,580. The preferred stock issued was valued based upon industry specific control premiums and the Company’s estimated equity value at the time of the transaction. The market approach was utilized to arrive at an indication of equity value based on recent transactions involving the Company’s common stock. The control premium for the Company was based on publicly traded companies in a similar industry which have been recently acquired in arm’s–length transactions. The Company estimated the control premium for the voting control of the preferred stock based on Entertainment Production industries at 20% which was reduced to 10% control premium to consider synergistic premium as of July 2017, based on comparable publicly traded data, adjusted for company-specific factors.

The control valuation of the Series A Preferred Stock as of July 26, 2017 used the following inputs:

1.	The trading price of the Company’s common stock was $0.0399 as of July 26, 2017;

2.	The Company’s share of common stock issued and outstanding totaled 21,197,507 as of July 27, 2017.

3.	A 10.00% premium over the equity value for the voting preferences;

4.	The Company has no warrants or other Preferred Stock outstanding as of this valuation date.

5.	The CEO also held 3,300,000 common shares of the Company.

The Company valued the share at the fair value of $84,580 and recorded stock-based compensation of $84,580 for the year ended September 30, 2017.

2017 Stock Incentive Plan

In February 2017, the Company’s Board of Directors authorized the 2017 Incentive Stock Plan covering 1,000,000 shares of common stock. The purpose of the plan is designed to retain directors, executives and selected employees and consultants and reward them for making major contributions to the success of the Company. These objectives are accomplished by making long-term incentive awards under the Plan thereby providing Participants with a proprietary interest in the growth and performance of the Company.